Offerings - Offering: 1	Mar. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	595,267
Proposed Maximum Offering Price per Unit | shares	6.21
Maximum Aggregate Offering Price | $	$ 3,696,608.07
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 565.95
Offering Note
(1) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices of the registrant’s common stock on March 24, 2025, as reported on the New York Stock Exchange.
(2) Calculated in accordance with Rule 457(r) under the Securities Act and relates to the Registration Statement on Form S-3 (File No. 333-284568) filed by the Registrant on January 29, 2025.